Shareholder's Equity	5 Months Ended	6 Months Ended	11 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Shareholder's Equity

Note O — Equity

The Successor has an unlimited number of authorized Successor units (“Units”), of which 100 Units are issued and outstanding as of June 30, 2021 and as of December 31, 2020.

Profits and losses of the Successor are allocated among the Units based on the allocation of such profits and losses for purposes of calculating the Unit holders’ capital account balances; distributions are made to Unit holders based on their percentage interests at the times and in the aggregate amounts determined by the Successor’s board of managers (the “Board”). The Cosmos Intermediate LLC agreement stipulates that any indemnity by the Successor shall be provided out of and to the extent of the Successor’s assets only; members do not have personal liability for any such indemnity.

Note O – Equity

Predecessor

Prior to October 11, 2019 the Predecessor had one class of issued and outstanding shares of common stock (“Common Stock”). On October 11, 2019 the Predecessor filed an amended and restated certificate of incorporation that reallocated the Predecessor’s Common Stock to a new class of common stock: Class F common stock (“Class F Common Stock”). Effective October 11, 2019 two and one half-tenth of the Predecessor’s issued and outstanding Common Stock was reallocated to issued and outstanding Class F Common Stock (the “Common Stock Recapitalization”). Class F Common Stock-holders and Preferred Stock holders were entitled to the same voting rights as the Common Stock-holders. In addition, Class F Common Stock shares were convertible to Common Stock shares at the option of the holder. Class F Common Stock-holders were entitled to receive dividends on a pro rata basis with the Common Stock- holders.

Profits, losses, and distributions of the Predecessor were allocated among the classes of shares, as provided for in the amended and restated certificate of incorporation.

Pursuant to the Successor’s acquisition of MIS on June 22, 2020, there were no shares of Common Stock, Class F Common Stock, and Preferred Stock issued and outstanding as of that date.

Successor

The Successor has an unlimited number of authorized Successor units (“Units”), of which 100 Units are issued and outstanding as of December 31, 2020 (Successor).

Profits and losses of the Successor are allocated among the Units based on the allocation of such profits and losses for purposes of calculating the Unit holders’ capital account balances; distributions are made to Unit holders based on their percentage interests at the times and in the aggregate amounts determined by the Successor’s board of managers (the “Board”). The LLC agreement stipulates that any indemnity by the Successor shall be provided out of and to the extent of the Successor’s assets only; members do not have personal liability for any such indemnity.

CIK_0001819810_Genesis Park Acquisition Corp [Member]
Shareholder's Equity

Note 9 — Shareholders’ Equity

Preference shares—The Company is authorized to issue a total of 2,000,000 shares of preference shares at par value of $0.0001 each. As of December 31, 2020, there were no preference shares issued and outstanding.

Class A Ordinary Shares—The Company is authorized to issue a total of 230,000,000 shares of Class A ordinary shares at par value of $0.0001 each. As of December 31, 2020, there were 4,523,969 Class A ordinary shares issued and outstanding, excluding 11,853,653 Class A ordinary shares subject to possible redemption.

Class B Ordinary Shares—The Company is authorized to issue a total of 20,000,000 shares of Class B ordinary shares at par value of $0.0001 each. Holders are entitled to one vote for each share of Class B ordinary shares. As of December 31, 2020, there were 4,312,500 shares of Class B ordinary shares issued and outstanding. Of the 4,312,500 shares of Class B ordinary shares, an aggregate of up to 218,094 shares are subject to forfeiture to the Company by the founders for no consideration to the extent that the underwriter’s over-allotment option is not exercised, so that the number of shares of Class B ordinary shares will collectively equal 20% of the Company’s issued and outstanding ordinary shares after the IPO. On January 7, 2021 the underwriter’s 45-day over-allotment option expired resulting in 218,094 founder shares forfeited to the company for no consideration. (See Note 4)

Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of our shareholders, except as required by law or stock exchange rule; provided that only holders of the Class B ordinary shares have the right to vote on the election of the Company’s directors prior to the initial Business Combination and holders of a majority of the Company’s Class B ordinary shares may remove a member of the board of directors for any reason.

The Class B ordinary shares will automatically convert into Class A ordinary shares on the first business day following the consummation of the initial Business Combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding (excluding the private placement shares) upon the consummation of the IPO, plus (ii) the sum of the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the initial Business Combination and any private placement shares issued to the Sponsor, members of the Company’s management team or any of their affiliates upon conversion of Working Capital Loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to one.

Note 9 – Shareholders’ Equity

Preference shares—The Company is authorized to issue a total of 2,000,000 shares of preference shares at par value of $0.0001 each. As of June 30, 2021 and December 31, 2020 there were no preference shares issued and outstanding.

Class A Ordinary Shares— The Company is authorized to issue a total of 230,000,000 Class A ordinary shares at par value of $0.0001 each. As of June 30, 2021 and December 31, 2020, there were 5,065,058 and 4,523,969 Class A ordinary shares issued and outstanding, excluding 11,312,564 and 11,853,653 Class A ordinary shares subject to possible redemption.

Class B Ordinary Shares—The Company is authorized to issue a total of 20,000,000 Class B ordinary shares at par value of $0.0001 each. Holders are entitled to one vote for each Class B ordinary share. As of December 31, 2020, there were 4,312,500 Class B ordinary shares issued and outstanding. Of the 4,312,500 Class B ordinary shares, an aggregate of up to 218,094 shares were subject to forfeiture to the Company by the founders for no consideration to the extent that the underwriter’s over-allotment option is not exercised, so that the number of Class B ordinary shares will collectively equal 20% of the Company’s issued and outstanding ordinary shares after the IPO. On January 7, 2021 the underwriter’s 45-day over-allotment option expired resulting in 218,094 founder shares forfeited to the Company for no consideration. At June 30, 2021, 4,094,406 were outstanding. All share and per share amounts were restated. (See Note 6)

Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of our shareholders, except as required by law or stock exchange rule;

provided that only holders of the Class B ordinary shares have the right to vote on the election of the Company’s directors prior to the initial Business Combination and holders of a majority of the Company’s Class B ordinary shares may remove a member of the board of directors for any reason.

The Class B ordinary shares will automatically convert into Class A ordinary shares on the first business day following the consummation of the initial Business Combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding (excluding the private placement shares) upon the consummation of the IPO, plus (ii) the sum of the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the initial Business Combination and any private placement shares issued to the Sponsor, members of the Company’s management team or any of their affiliates upon conversion of Working Capital Loans. On August 12, 2021, the Sponsor, as the holder of all of the Class B ordinary shares, waived the foregoing anti-dilution rights in connection with the issuances contemplated by the Merger Agreement and the Subscription Agreements. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to one.